Retirement Benefits (Schedules Providing Information Concerning MMC's Defined Benefit Pension Plans and Postretirement Benefit Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets	$ 1,693	$ 776
Noncurrent liabilities	(1,888)	(2,076)
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	76	178	$ 196
Interest cost	497	537	587
Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	1	2	3
Interest cost	4	5	5
Domestic Plan | Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	5,894	5,685
Service cost	0	106	114
Interest cost	264	264	254
Employee contributions	0	0
Effect of curtailment	0	(98)
Actuarial loss (gain)	538	160
Benefits paid	(475)	(223)
Benefit obligation at end of year	6,221	5,894	5,685
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	4,365	4,160
Actual return on plan assets	812	401
Employer/Company contributions	85	27
Employee contributions	0	0
Benefits paid	(475)	(223)
Other	0	0
Fair value of plan assets at end of year	4,787	4,365	4,160
Funded status	(1,434)	(1,529)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Current liabilities	(27)	(27)
Noncurrent liabilities	(1,407)	(1,502)
Net asset (liability) recognized in consolidated balance sheet, December 31	(1,434)	(1,529)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Prior service credit	0	0
Net actuarial (loss) gain	(1,766)	(1,720)
Total recognized accumulated other comprehensive (loss) income, December 31	(1,766)	(1,720)
Cumulative employer contributions in excess (less than) net periodic cost	332	191
Net asset (liability) recognized in consolidated balance sheet, December 31	(1,434)	(1,529)
Accumulated benefit obligation at December 31	6,221	5,894
Domestic Plan | Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	37	40
Service cost	0	0	1
Interest cost	2	2	2
Employee contributions	3	3
Effect of curtailment	0	0
Actuarial loss (gain)	3	0
Benefits paid	(9)	(8)
Benefit obligation at end of year	36	37	40
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2	3
Actual return on plan assets	0	0
Employer/Company contributions	6	5
Employee contributions	3	3
Benefits paid	(9)	(8)
Other	0	1
Fair value of plan assets at end of year	2	2	3
Funded status	(34)	(35)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Current liabilities	(2)	(2)
Noncurrent liabilities	(32)	(33)
Net asset (liability) recognized in consolidated balance sheet, December 31	(34)	(35)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Prior service credit	0	(3)
Net actuarial (loss) gain	6	11
Total recognized accumulated other comprehensive (loss) income, December 31	6	8
Cumulative employer contributions in excess (less than) net periodic cost	(40)	(43)
Net asset (liability) recognized in consolidated balance sheet, December 31	(34)	(35)
Accumulated benefit obligation at December 31	0	0
Foreign Plan | Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	9,670	9,076
Service cost	76	72	82
Interest cost	233	273	333
Employee contributions	7	7
Effect of curtailment	(1)	(7)
Plan amendments	0	(49)
Actuarial loss (gain)	(149)	1,966
Effect of settlement	(211)	(27)
Benefits paid	(291)	(352)
Foreign currency charges	703	(1,290)
Other	16	1
Benefit obligation at end of year	10,053	9,670	9,076
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	10,017	9,826
Actual return on plan assets	875	1,815
Effect of settlement	(211)	(27)
Employer/Company contributions	229	187
Employee contributions	7	7
Foreign currency changes	749	(1,439)
Benefits paid	(291)	(352)
Other	(13)	0
Fair value of plan assets at end of year	11,388	10,017	9,826
Funded status	1,335	347
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets	1,684	766
Current liabilities	(6)	(5)
Noncurrent liabilities	(343)	(414)
Net asset (liability) recognized in consolidated balance sheet, December 31	1,335	347
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Prior service credit	43	43
Net actuarial (loss) gain	(2,646)	(3,081)
Total recognized accumulated other comprehensive (loss) income, December 31	(2,603)	(3,038)
Cumulative employer contributions in excess (less than) net periodic cost	3,938	3,385
Net asset (liability) recognized in consolidated balance sheet, December 31	1,335	347
Accumulated benefit obligation at December 31	9,783	9,397
Foreign Plan | Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	81	79
Service cost	1	2	2
Interest cost	2	3	3
Employee contributions	0	0
Effect of curtailment	0	0
Plan amendments	(17)	0
Actuarial loss (gain)	0	5
Effect of settlement	0	0
Benefits paid	(3)	(3)
Foreign currency charges	4	(5)
Other	0	0
Benefit obligation at end of year	68	81	79
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Effect of settlement	0	0
Employer/Company contributions	3	3
Employee contributions	0	0
Foreign currency changes	0	0
Benefits paid	(3)	(3)
Other	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status	(68)	(81)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets	0	0
Current liabilities	(4)	(3)
Noncurrent liabilities	(64)	(78)
Net asset (liability) recognized in consolidated balance sheet, December 31	(68)	(81)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Prior service credit	15	0
Net actuarial (loss) gain	(10)	(11)
Total recognized accumulated other comprehensive (loss) income, December 31	5	(11)
Cumulative employer contributions in excess (less than) net periodic cost	(73)	(70)
Net asset (liability) recognized in consolidated balance sheet, December 31	(68)	(81)
Accumulated benefit obligation at December 31	$ 0	$ 0